Restructuring and Other Expense, Net	12 Months Ended
Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Restructuring and Other Expense, Net

15. RESTRUCTURING AND OTHER EXPENSE, NET

Over the past three years, the Company has initiated a number of restructuring programs, including initiatives to integrate acquired businesses, to improve the efficiency of its manufacturing and distribution network, to consolidate certain activities and to reorganize its management structure. Expenses related to such initiatives were minimal in Fiscal 2016 as they were substantially complete during Fiscal 2015.

Fiscal 2015 Initiatives

In connection with the integration of Landshire and Better Bakery in Fiscal 2015, the Company incurred expenses of $1,887, of which, $927 related primarily to the reconfiguration of production lines and associated ramp up inefficiencies, and was charged to gross profit. The remainder of $960, which was charged to operating income/expense, represented travel, meals, legal and professional fees, facility closing costs and related severance.

Restructuring expenses charged against gross profit in Fiscal 2015 also included $1,191 that was related to the reconfiguration of its production lines at its Portland, Maine manufacturing facility.

Fiscal 2013 Initiatives

Certain expenses related to various initiatives undertaken in fiscal year 2013 to improve commercial effectiveness and reduce operating costs continued into Fiscal 2015 and Fiscal 2014 and, to a lesser extent, into Fiscal 2016. Such initiatives included the following:

•	The consolidation of the Company’s business unit leadership and shared services teams in its Cincinnati, Ohio area facilities along with the closure of an administrative office previously located in Edmond, Oklahoma;

•	The reorganization of its senior leadership team; and

•	The implementation of staffing reductions and certain facility closures in its manufacturing, logistics and commercial operations.

The following table summarizes the classification of restructuring costs in the consolidated statements of operations:

	Fiscal 2016		Fiscal 2015		Fiscal 2014
	Gross Profit	Operating Income	Gross Profit	Operating Income	Gross Profit	Operating Income
Initiatives prior to 2013	$—	$—	$—	$—	$432	$37
2013 initiatives	—	143	374	1,288	1,614	5,228
2015 initiatives	—	(23)	2,118	960	—	—

Totals	$—	$120	$2,492	$2,248	$2,046	$5,265

None of the restructuring charges were directly attributable to any of the Company’s reportable segments.

The following table summarizes the activity for liabilities related to restructuring charges. The balance at January 2, 2016 was reflected in accrued liabilities:

Total
Balance at December 28, 2013	$3,352
Accruals	7,311
Payments, net	(10,096)

Balance at January 3, 2015	$567
Accruals	4,740
Payments, net	(4,811)

Balance at January 2, 2016	$496
Accruals	120
Payments, net	(616)

Balance at December 31, 2016	$—

Other expense, net for Fiscal 2016 consisted primarily of the $9,000 success fee paid to Oaktree, in connection with the IPO, and approximately $5,000 related to certain public filing expenses and certain merger and acquisition expenses. Other expenses, net for Fiscal 2015 consisted primarily of professional fees associated with merger and acquisition activity, and costs associated with a recall of stuffed chicken breasts (refer to Note 5).